Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CANTOR SELECT PORTFOLIOS TRUST
Entity Central Index Key	0001903606
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000241910
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Equity Dividend Plus Fund
Class Name	Class A
Trading Symbol	FBPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald Equity Dividend Plus Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://equitydividendplusfund.cantorassetmanagement.com/. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://equitydividendplusfund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%	[1]
AssetsNet	$ 90,783,800
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 211,793
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$90,783,800
Number of Portfolio Holdings	76
Advisory Fee (net of waivers)	$211,793
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	89.4%
Money Market Funds	10.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.8%
Real Estate	2.0%
Utilities	3.9%
Communications	4.0%
Consumer Discretionary	4.8%
Materials	7.2%
Industrials	8.4%
Energy	9.9%
Money Market	10.8%
Health Care	11.3%
Technology	11.6%
Consumer Staples	11.8%
Financials	16.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
CVS Health Corporation	3.2%
Exxon Mobil Corporation	2.7%
Emerson Electric Company	2.5%
Wells Fargo & Company	2.4%
Corning, Inc.	2.4%
Hewlett Packard Enterprise Company	2.4%
United Parcel Service, Inc. - Class B	2.4%
Mondelez International, Inc. - Class A	2.3%
Truist Financial Corporation	2.2%
US Bancorp	2.2%

C000241909
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Equity Dividend Plus Fund
Class Name	Institutional Class
Trading Symbol	FBPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald Equity Dividend Plus Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://equitydividendplusfund.cantorassetmanagement.com/. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://equitydividendplusfund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[2]
AssetsNet	$ 90,783,800
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 211,793
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$90,783,800
Number of Portfolio Holdings	76
Advisory Fee (net of waivers)	$211,793
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	89.4%
Money Market Funds	10.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.8%
Real Estate	2.0%
Utilities	3.9%
Communications	4.0%
Consumer Discretionary	4.8%
Materials	7.2%
Industrials	8.4%
Energy	9.9%
Money Market	10.8%
Health Care	11.3%
Technology	11.6%
Consumer Staples	11.8%
Financials	16.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
CVS Health Corporation	3.2%
Exxon Mobil Corporation	2.7%
Emerson Electric Company	2.5%
Wells Fargo & Company	2.4%
Corning, Inc.	2.4%
Hewlett Packard Enterprise Company	2.4%
United Parcel Service, Inc. - Class B	2.4%
Mondelez International, Inc. - Class A	2.3%
Truist Financial Corporation	2.2%
US Bancorp	2.2%

C000250874
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Equity Opportunity Fund
Class Name	Class A
Trading Symbol	ATGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald Equity Opportunity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://equityopportunityfund.cantorassetmanagement.com/. You can also request this information by contacting us at (833) 764-2266.
Additional Information Phone Number	(833) 764-2266
Additional Information Website	https://equityopportunityfund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[3]
AssetsNet	$ 67,152,407
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 276,224
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$67,152,407
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$276,224
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.4%
Communications	3.0%
Real Estate	4.4%
Health Care	5.7%
Materials	5.8%
Consumer Discretionary	6.1%
Utilities	6.6%
Energy	7.7%
Financials	16.4%
Industrials	20.5%
Technology	21.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cboe Global Markets, Inc.	4.2%
AZZ, Inc.	4.1%
Comfort Systems USA, Inc.	4.1%
Quanta Services, Inc.	3.8%
Coherent Corp.	3.7%
Valero Energy Corporation	3.4%
Barrick Mining Corporation	3.4%
Covista, Inc.	3.2%
MetLife, Inc.	3.2%
First Horizon Corporation	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000250873
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Equity Opportunity Fund
Class Name	Institutional
Trading Symbol	ATGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald Equity Opportunity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://equityopportunityfund.cantorassetmanagement.com/. You can also request this information by contacting us at (833) 764-2266.
Additional Information Phone Number	(833) 764-2266
Additional Information Website	https://equityopportunityfund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$62	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%	[4]
AssetsNet	$ 67,152,407
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 276,224
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$67,152,407
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$276,224
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.4%
Communications	3.0%
Real Estate	4.4%
Health Care	5.7%
Materials	5.8%
Consumer Discretionary	6.1%
Utilities	6.6%
Energy	7.7%
Financials	16.4%
Industrials	20.5%
Technology	21.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cboe Global Markets, Inc.	4.2%
AZZ, Inc.	4.1%
Comfort Systems USA, Inc.	4.1%
Quanta Services, Inc.	3.8%
Coherent Corp.	3.7%
Valero Energy Corporation	3.4%
Barrick Mining Corporation	3.4%
Covista, Inc.	3.2%
MetLife, Inc.	3.2%
First Horizon Corporation	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000250877
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald High Income Fund
Class Name	Class A
Trading Symbol	ATPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald High Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://highincomefund.cantorassetmanagement.com/. You can also request this information by contacting us at (833) 764-2266.
Additional Information Phone Number	(833) 764-2266
Additional Information Website	https://highincomefund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[5]
AssetsNet	$ 47,343,795
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 30,560
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$47,343,795
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$30,560
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	96.1%
Money Market Funds	3.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Health Care	2.2%
Materials	3.6%
Money Market Funds	3.9%
Consumer Staples	5.7%
Technology	8.7%
Financials	9.0%
Communications	10.1%
Energy	11.0%
Real Estate	12.1%
Consumer Discretionary	15.2%
Industrials	17.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Tutor Perini Corporation 144A	3.5%
TransDigm, Inc. 144A	3.2%
ROBLOX Corp 144A	3.0%
Elastic NV 144A	3.0%
Venture Global LNG, Inc. 144A	2.8%
RHP Hotel Properties LP / RHP Finance Corp 144A	2.6%
Coherent Corp 144A	2.6%
Rithm Capital Corp 144A	2.5%
Cushman & Wakefield US Borrower, LLC 144A	2.3%
Watco Cos LLC / Watco Finance Corp 144A	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000250878
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald High Income Fund
Class Name	Institutional
Trading Symbol	ATPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald High Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://highincomefund.cantorassetmanagement.com/. You can also request this information by contacting us at (833) 764-2266.
Additional Information Phone Number	(833) 764-2266
Additional Information Website	https://highincomefund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[6]
AssetsNet	$ 47,343,795
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 30,560
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$47,343,795
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$30,560
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	96.1%
Money Market Funds	3.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Health Care	2.2%
Materials	3.6%
Money Market Funds	3.9%
Consumer Staples	5.7%
Technology	8.7%
Financials	9.0%
Communications	10.1%
Energy	11.0%
Real Estate	12.1%
Consumer Discretionary	15.2%
Industrials	17.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Tutor Perini Corporation 144A	3.5%
TransDigm, Inc. 144A	3.2%
ROBLOX Corp 144A	3.0%
Elastic NV 144A	3.0%
Venture Global LNG, Inc. 144A	2.8%
RHP Hotel Properties LP / RHP Finance Corp 144A	2.6%
Coherent Corp 144A	2.6%
Rithm Capital Corp 144A	2.5%
Cushman & Wakefield US Borrower, LLC 144A	2.3%
Watco Cos LLC / Watco Finance Corp 144A	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000246496
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald International Equity Fund
Class Name	Class A
Trading Symbol	CFIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://InternationalEquityFund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%	[7]
AssetsNet	$ 77,997,621
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 84,195
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$77,997,621
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$84,195
Portfolio Turnover	42%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.1%
Exchange-Traded Funds	3.3%
Money Market Funds	2.6%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	25.5%
Korea (Republic Of)	4.2%
Spain	5.5%
Canada	5.8%
United States	5.8%
Taiwan	6.0%
Italy	7.6%
Germany	7.7%
France	8.5%
United Kingdom	9.3%
Japan	13.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	3.9%
Kinross Gold Corporation	3.2%
SK Hynix, Inc.	3.0%
Eni SpA	2.9%
Obayashi Corp	2.9%
Banco Santander S.A.	2.9%
Rolls-Royce Holdings plc	2.8%
DBS Group Holdings Ltd.	2.7%
GEA Group AG	2.7%
Canadian Imperial Bank of Commerce	2.7%

C000246497
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald International Equity Fund
Class Name	Founders Class
Trading Symbol	CFIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://InternationalEquityFund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[8]
AssetsNet	$ 77,997,621
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 84,195
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$77,997,621
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$84,195
Portfolio Turnover	42%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.1%
Exchange-Traded Funds	3.3%
Money Market Funds	2.6%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	25.5%
Korea (Republic Of)	4.2%
Spain	5.5%
Canada	5.8%
United States	5.8%
Taiwan	6.0%
Italy	7.6%
Germany	7.7%
France	8.5%
United Kingdom	9.3%
Japan	13.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	3.9%
Kinross Gold Corporation	3.2%
SK Hynix, Inc.	3.0%
Eni SpA	2.9%
Obayashi Corp	2.9%
Banco Santander S.A.	2.9%
Rolls-Royce Holdings plc	2.8%
DBS Group Holdings Ltd.	2.7%
GEA Group AG	2.7%
Canadian Imperial Bank of Commerce	2.7%

C000246495
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald International Equity Fund
Class Name	Institutional Class
Trading Symbol	CFIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://InternationalEquityFund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[9]
AssetsNet	$ 77,997,621
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 84,195
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$77,997,621
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$84,195
Portfolio Turnover	42%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.1%
Exchange-Traded Funds	3.3%
Money Market Funds	2.6%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	25.5%
Korea (Republic Of)	4.2%
Spain	5.5%
Canada	5.8%
United States	5.8%
Taiwan	6.0%
Italy	7.6%
Germany	7.7%
France	8.5%
United Kingdom	9.3%
Japan	13.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	3.9%
Kinross Gold Corporation	3.2%
SK Hynix, Inc.	3.0%
Eni SpA	2.9%
Obayashi Corp	2.9%
Banco Santander S.A.	2.9%
Rolls-Royce Holdings plc	2.8%
DBS Group Holdings Ltd.	2.7%
GEA Group AG	2.7%
Canadian Imperial Bank of Commerce	2.7%

C000234854
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Large Cap Focused Fund
Class Name	Class A
Trading Symbol	FICGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://largecapfocusedfund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%	[10]
AssetsNet	$ 611,775,183
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,875,986
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$611,775,183
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$1,875,986
Portfolio Turnover	10%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	1.6%
Energy	3.1%
Consumer Staples	5.3%
Consumer Discretionary	7.9%
Health Care	10.5%
Industrials	10.9%
Financials	13.7%
Communications	15.2%
Technology	31.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	4.7%
Comfort Systems USA, Inc.	4.4%
Alphabet, Inc., Class A	4.1%
Broadcom, Inc.	4.1%
Parker-Hannifin Corporation	4.1%
Apple, Inc.	3.9%
Costco Wholesale Corporation	3.5%
Microsoft Corporation	3.3%
Analog Devices, Inc.	3.1%
McKesson Corporation	3.0%

C000234855
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Large Cap Focused Fund
Class Name	Class R6
Trading Symbol	FICIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://largecapfocusedfund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[11]
AssetsNet	$ 611,775,183
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,875,986
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$611,775,183
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$1,875,986
Portfolio Turnover	10%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	1.6%
Energy	3.1%
Consumer Staples	5.3%
Consumer Discretionary	7.9%
Health Care	10.5%
Industrials	10.9%
Financials	13.7%
Communications	15.2%
Technology	31.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	4.7%
Comfort Systems USA, Inc.	4.4%
Alphabet, Inc., Class A	4.1%
Broadcom, Inc.	4.1%
Parker-Hannifin Corporation	4.1%
Apple, Inc.	3.9%
Costco Wholesale Corporation	3.5%
Microsoft Corporation	3.3%
Analog Devices, Inc.	3.1%
McKesson Corporation	3.0%

C000234853
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Large Cap Focused Fund
Class Name	Institutional Class
Trading Symbol	FICHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://largecapfocusedfund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[12]
AssetsNet	$ 611,775,183
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,875,986
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$611,775,183
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$1,875,986
Portfolio Turnover	10%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	1.6%
Energy	3.1%
Consumer Staples	5.3%
Consumer Discretionary	7.9%
Health Care	10.5%
Industrials	10.9%
Financials	13.7%
Communications	15.2%
Technology	31.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	4.7%
Comfort Systems USA, Inc.	4.4%
Alphabet, Inc., Class A	4.1%
Broadcom, Inc.	4.1%
Parker-Hannifin Corporation	4.1%
Apple, Inc.	3.9%
Costco Wholesale Corporation	3.5%
Microsoft Corporation	3.3%
Analog Devices, Inc.	3.1%
McKesson Corporation	3.0%

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